Cover	1 Months Ended
Nov. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	EVERGREEN CORPORATION
Entity Central Index Key	0001900402
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15-04, The Pinnacle
Entity Address, Address Line Two	Persiaran Lagoon
Entity Address, Address Line Three	Bandar Sunway
Entity Address, City or Town	Petaling Jaya, Selangor
City Area Code	+60 3
Local Phone Number	7610 2988
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false